Document And Entity Information	6 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Entity Central Index Key	0002052053
Document Type	N-CSRS
Entity Registrant Name	Powerlaw Corp.
Document Period End Date	Mar. 31, 2026
Amendment Flag	false